Other Liabilities - Summary of Other Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other current liabilities:
Other payables	$ 3,667	$ 2,839
Deferred consideration	7,605	5,675
Contingent consideration	10,729	21,840
Total other current liabilities	22,001	30,354
Other liabilities:
Deferred consideration	0	4,595
Contingent consideration	0	6,532
Total other liabilities	$ 0	$ 11,127